DEPOSITS (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2013 Greek Residents Deposits [Member] EUR (€)	Dec. 31, 2012 Greek Residents Deposits [Member] EUR (€)	Dec. 31, 2013 Foreign Deposits [Member] EUR (€)	Dec. 31, 2012 Foreign Deposits [Member] EUR (€)
Deposits Liabilities Balance Sheet Reported Amounts Details [Line Items]
Public sector		€ 3,143,000,000	€ 2,872,000,000	€ 2,618,000,000	€ 2,449,000,000	€ 525,000,000	€ 423,000,000
Private sector:
Corporations		10,372,000,000	9,531,000,000	5,185,000,000	3,436,000,000	5,187,000,000	6,095,000,000
Individuals		45,685,000,000	43,457,000,000	34,361,000,000	31,790,000,000	11,324,000,000	11,667,000,000
Interbank		22,975,000,000	32,510,000,000	20,915,000,000	31,160,000,000	2,060,000,000	1,350,000,000
Total interest bearing deposits	113,974,000,000	82,175,000,000	88,370,000,000	63,079,000,000	68,835,000,000	19,096,000,000	19,535,000,000
Public sector		418,000,000	358,000,000	313,000,000	288,000,000	105,000,000	70,000,000
Private sector:
Corporations		1,593,000,000	1,403,000,000	657,000,000	565,000,000	936,000,000	838,000,000
Individuals		1,291,000,000	947,000,000	143,000,000	140,000,000	1,148,000,000	807,000,000
Interbank		117,000,000	81,000,000	78,000,000	29,000,000	39,000,000	52,000,000
Total non-interest bearing deposits	4,742,000,000	3,419,000,000	2,789,000,000	1,191,000,000	1,022,000,000	2,228,000,000	1,767,000,000
Public sector		3,561,000,000	3,230,000,000	2,931,000,000	2,737,000,000	630,000,000	493,000,000
Private sector:
Corporations		11,965,000,000	10,934,000,000	5,842,000,000	4,001,000,000	6,123,000,000	6,933,000,000
Individuals		46,976,000,000	44,404,000,000	34,504,000,000	31,930,000,000	12,472,000,000	12,474,000,000
Interbank		23,092,000,000	32,591,000,000	20,993,000,000	31,189,000,000	2,099,000,000	1,402,000,000
Total deposits	118,716,000,000	85,594,000,000	91,159,000,000	64,270,000,000	69,857,000,000	21,324,000,000	21,302,000,000
Deposits Textual Details [Abstract]
Euro approximation of USD 100,000 (according to the Noon Buying Rate of US$1.00 = EUR 0.6956 on May 31, 2011).		72,100,000
The aggregate amount of short-term certificates of deposit (each with minimum denomination of EUR 69,560, which approximates USD 100,000).		268,000,000	437,000,000
Interest bearing deposits with scheduled maturities in excess of one year.		555,000,000	805,000,000
Group interest bearing deposits, for which the Group has elected the fair value option, because they have embedded derivatives.		282,000,000	2,955,000,000
Gains / (Losses) included in Net trading gains / loss, relating to fair value changes of interest bearing deposits with embedded derivatives.		5,000,000	(18,000,000)
Funding from the European Central Bank (through the Bank of Greece) which is Included in domestic interest bearing deposits.		€ 20,700,000,000	€ 30,902,000,000